TAXATION (Schedule of Income Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Non - PRC	$ (3,571)	(22,250)	(31,701)	(25,256)
PRC	35,139	218,916	(133,331)	200,047
Total	$ 31,568	196,666	(165,032)	174,791